Equity (Loss) Earnings of Joint Ventures (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 16, 2016	Jun. 28, 2015	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013	Apr. 05, 2013
Schedule Of Equity Method Investments [Line Items]
Repayments of borrowings under credit facility			$ 16,500,000	$ 1,500,000	$ 1,000,000
STRATTEC | STRATTEC Advanced Logic Credit Facility | Registrant's Guarantee of STRATTEC Advanced Logic Credit Facility
Schedule Of Equity Method Investments [Line Items]
Repayments of borrowings under credit facility	$ 1,500,000
Guarantee liability	1,500,000	$ 995,000		$ 995,000
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Impairment Charge			6,000,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Impairment Charge			$ 6,000,000
VAST LLC | STRATTEC
Schedule Of Equity Method Investments [Line Items]
STRATTEC's percentage ownership in joint venture			33.33%
Impairment Charge			$ 2,000,000
SAL LLC
Schedule Of Equity Method Investments [Line Items]
STRATTEC's percentage ownership in joint venture		51.00%	51.00%	51.00%	51.00%	51.00%	51.00%
Loss on Guarantee of SAL LLC Credit facility			$ 247,000	$ 488,000
Loss on Guarantee for license agreement of SAL LLC, proportionate share of partner				123,000
Outstanding balance on loan from STRATTEC to equity method investment		$ 100,000	325,000	100,000
Additional loans made from STRATTEC to SAL LLC			225,000
Additional valuation reserve made from STRATTEC to SAL LLC			225,000
Valuation reserve balance for loans from STRATTEC to SAL LLC		$ 100,000	$ 325,000	100,000
Percentage of funding in joint venture through loans		100.00%	100.00%
Percentage of losses of joint venture recognized by STRATTEC		100.00%	100.00%
SAL LLC | Westinghouse Agreement
Schedule Of Equity Method Investments [Line Items]
Guarantee liability		$ 250,000	$ 250,000	250,000
SAL LLC | STRATTEC Advanced Logic Credit Facility
Schedule Of Equity Method Investments [Line Items]
Secured revolving credit facility	1,500,000
Debt instrument maturity date			Feb. 16, 2016
Outstanding borrowings under the credit facility	1,500,000	995,000		995,000
SAL LLC | STRATTEC Advanced Logic Credit Facility | Registrant's Guarantee of STRATTEC Advanced Logic Credit Facility
Schedule Of Equity Method Investments [Line Items]
Repayments of borrowings under credit facility	1,500,000
Guarantee liability	1,500,000	995,000		995,000
STRATTEC's proportionate share of guarantor obligations	$ 765,000	507,000		507,000
Loss on Guarantee of SAL LLC Credit facility			$ 247,000	488,000
SAL LLC | STRATTEC | Westinghouse Agreement
Schedule Of Equity Method Investments [Line Items]
Guarantee liability		$ 127,000	127,000	$ 127,000
Loss on Guarantee for license agreement of SAL LLC, proportionate share of partner			$ 123,000